Note 8 - Fair Value - FairValue Of Financial Instruments Amortised Cost - Instruments Carried At Cost - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 636,736	€ 676,428	€ 694,573
Financial liabilities at Amortized Cost [Member] | Level 1 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0	0
Financial liabilities at Amortized Cost [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0	0
Financial liabilities at Amortized Cost [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 544,604	€ 594,190	€ 613,247